Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

JCorriero@stradley.com

(215) 564-8528

January 10, 2022

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Milliman Variable Insurance Trust (the “Trust”)

File Nos. 333- 257356 and 811- 23710

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus relating to the series of the Trust included on Appendix A attached hereto that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Pre-Effective Amendment No. 2, Amendment No. 2, to the Trust’s Registration Statement on Form N-1A.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc: Ehsan Sheikh

      Alan P. Goldberg

Philadelphia | Washington | New York | Chicago

Appendix A

  Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
  Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
  Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
  Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct
  Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov
  Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec
  Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
  Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
  Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
  Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct
  Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov
  Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul
  Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul
  Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul
  Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul
  Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jan
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Apr
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - May
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jun
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul
  Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
  Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
  Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)
  Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)
  Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)
  Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)
  Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

3